Note 14 - Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
Note 14.	Financial Assets and Liabilities

Opera held the following financial assets and liabilities.

	As of December 31,
[US$ thousands]	2020	2021
Financial assets at amortized cost:
Non-current receivables (1)	1,490	1,980
Trade receivables (Note 13)	28,809	43,864
Other current receivables (Note 13)	11,674	18,538
Total financial assets at amortized cost	41,973	64,382
Financial assets at fair value through profit or loss:
Unlisted preferred and ordinary shares (Note 12) (2)	104,000	168,965
Listed equity securities (3)	-	78,135
Total financial assets at fair value through profit or loss	104,000	247,100
Total financial assets	145,973	311,482

Financial liabilities at amortized cost:
Lease liabilities and other loans (Note 15)	8,972	13,508
Trade and other payables (Note 16)	25,454	38,753
Other financial liabilities	13,107	19,148
Total financial liabilities at amortized cost	47,533	71,409
Financial liabilities at fair value through profit or loss:
Equity derivatives (3)	744	-
Total financial liabilities at fair value through profit or loss	744	-
Total financial liabilities	48,277	71,409

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(1)	Non-current receivables are presented as part of non-current financial assets in the Statement of Financial Position.
(2)	In 2021, Opera held investments in preferred and ordinary shares in OPay, preferred shares in Star X, and ordinary shares in Fjord Bank, all of which are unlisted and measured at fair value through profit or loss. In the Statement of Financial Position as of year-end 2021, the carrying amount of the shares in OPay and Star X were presented as part of assets held for sale, while the investment in Fjord Bank was presented as part of non-current financial assets. In 2020, OPay and Star X were classified as associates and the carrying amounts of the investments were presented as part of investments in associates and joint ventures. Changes in the fair value of unlisted equity investment are presented as fair value gain on investments in the Statement of Operations. See Note 12 for more information.
(3)	In the Statement of Financial Position, investments in listed equity securities are presented as marketable securities while equity derivative liabilities are presented as other current liabilities, as specified in Note 16.

Opera’s exposure to various risks associated with the financial instruments is discussed in Note 17.

Financial Assets and Liabilities Held for Trading

Opera has invested in a portfolio of marketable securities under an investment program, as discussed in the section for capital management in Note 3. During 2021, the portfolio comprised investments in listed equity securities, listed equity securities sold short and written call options on listed equity securities (equity derivatives). All financial assets and liabilities that are part of the portfolio are held for trading and measured at fair value through profit or loss. While Opera entered into short positions in listed equity securities and written call options on listed equity securities during 2021, all such positions were extinguished prior to year-end. Receivables and payables due from and to brokers for unsettled sales and purchases of listed equity securities are recognized as other current receivables and other current payables, respectively. As of December 31, 2021, Opera had drawn US$7.5 million under a credit facility with a broker for the purpose of investing in listed equity securities. The loan was recognized as part of current lease liabilities and other loans. The table below specifies the gains and losses from the portfolio of financial assets and liabilities held for trading.

	Year ended December 31,
[US$ thousands]	2019	2020	2021
Listed equity securities:
Realized net gain (loss)	6,278	12,910	(11,201)
Change in unrealized net gain (loss)	2,564	-	(11,696)
Listed equity securities sold short:
Realized net gain (loss)	(365)	-	17,123
Change in unrealized net gain (loss)	-	-	-
Equity derivatives:
Realized net gain (loss)	-	10	830
Change in unrealized net gain (loss)	-	113	-
Net gain (loss) on investment portfolio held for trading	8,477	13,033	(4,944)

The net loss in 2021 from the investment portfolio was recognized in the Statement of Operations as finance expense, while the net gains in 2019 and 2020 were recognized as finance income.

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, trade and other current receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For lease liabilities and other loans, the difference between the carrying amount and fair value is not material.

Fair values of listed equity securities were determined by reference to published price quotations in active markets. As such, the fair value measurement of marketable securities held as of December 31, 2021, was classified as a level 1 measurement in the fair value hierarchy. In 2020, when Opera held equity-related derivative liabilities, their fair values were also determined by reference to published price quotations in active markets.

For information on the fair value measurements of ordinary and preferred shares in OPay, preferred shares in Star X and ordinary shares in Fjord Bank, see Note 12.